Debt - Additional Information (Detail)	1 Months Ended	12 Months Ended										12 Months Ended								12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012 USD ($) Tranche	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Standby Letters of Credit Pacific Bora Ltd USD ($)	Dec. 31, 2012 Standby Letters of Credit Pacific Scirocco Ltd USD ($)	Dec. 31, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Bora Ltd USD ($)	Apr. 19, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Bora Ltd USD ($)	Apr. 19, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Bora Ltd NGN	Dec. 31, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Scirocco Ltd USD ($)	Apr. 19, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Scirocco Ltd USD ($)	Apr. 19, 2012 Letter of Credit Facility and Guaranty Agreement Pacific Scirocco Ltd NGN	Dec. 31, 2012 Temporary Import Bond Facility USD ($)	Dec. 31, 2011 Temporary Import Bond Facility USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Maximum	Dec. 31, 2012 Prior to effective date of first drilling contract	Dec. 31, 2012 Subsequent to effective date of the first drilling contract and until twelve months after delivery of drillships	Dec. 31, 2012 Subsequent to 12 months after the delivery of all four drillships, If the historical debt service coverage ratio is not greater than 125%	Dec. 31, 2012 Subsequent to 12 months after the delivery of all four drillships, If the historical debt service coverage ratio is greater than 125%	Dec. 31, 2012 Commercial Tranche USD ($) Tranche	Dec. 31, 2012 GIEK Tranche Tranche	Dec. 31, 2012 KEXIM Tranche Tranche	Dec. 31, 2012 Bora Term Loan USD ($)	Dec. 31, 2011 Bora Term Loan USD ($)	Dec. 31, 2012 Mistral Term Loan USD ($)	Dec. 31, 2011 Mistral Term Loan USD ($)	Dec. 31, 2012 Scirocco Term Loan USD ($)	Dec. 31, 2011 Scirocco Term Loan USD ($)	Dec. 31, 2012 Santa Ana Term Loan USD ($)	Dec. 31, 2011 Santa Ana Term Loan USD ($)	Dec. 31, 2012 Term Loan USD ($)	Dec. 31, 2011 Term Loan USD ($)	Dec. 31, 2010 Term Loan USD ($)	Feb. 29, 2012 8.25% Senior Unsecured Bonds USD ($)	Dec. 31, 2012 8.25% Senior Unsecured Bonds USD ($)	Feb. 29, 2012 8.25% Senior Unsecured Bonds Semi Annual Payment, First Payment	Feb. 29, 2012 8.25% Senior Unsecured Bonds Semi Annual Payment, Second Payment	Dec. 31, 2012 8.25% Senior Unsecured Bonds Minimum USD ($)	Nov. 30, 2012 2017 Senior Secured Notes USD ($)	Dec. 31, 2012 2017 Senior Secured Notes USD ($)	Dec. 31, 2011 2017 Senior Secured Notes USD ($)	Nov. 30, 2012 2017 Senior Secured Notes Semi Annual Payment, First Payment	Nov. 30, 2012 2017 Senior Secured Notes Semi Annual Payment, Second Payment	Dec. 31, 2012 2017 Senior Secured Notes Debtor Optional Redemption Period 1	Dec. 31, 2012 2017 Senior Secured Notes Debtor Optional Redemption Period 2
Debt Instrument [Line Items]
Number of tranches of term loan		3																		1	1	1
Borrowings under term loan facility			$ 1,725,000,000																					$ 450,000,000		$ 450,000,000		$ 375,000,000		$ 450,000,000
Line of credit facility, capacity available cancelled																												75,000,000
Applicable margin under the term loans																4.00%	3.50%	3.50%	3.00%
Historical debt service coverage ratio		125.00%
Interest Payment Period		3 months
Interest expense												5,500,000	700,000																		64,400,000	57,200,000	12,600,000		21,100,000					3,400,000
Capitalized interest recorded to property and equipment																															8,700,000	51,500,000	12,600,000		17,000,000					3,400,000
Maturity date																				Oct. 31, 2015	Oct. 31, 2019	Oct. 31, 2019												Feb. 23, 2015					Dec. 01, 2017
Term loan residual payment at maturity																				200,000,000			200,000,000		200,000,000		200,000,000		200,000,000
Prepayment penalty rate if debt is paid within one year of delivery																				1.00%	0.50%	0.50%
Amortization payment on term loan																							12,500,000		15,600,000		10,900,000		15,600,000
Frequency of payment																							Every three months		Every three months		Every three months		Every three months					Semiannually					Semiannually
Term loan maturity month and year																							2015-10		2015-10		2015-10		2015-10
Net restricted assets		1,700,000,000	1,500,000,000																																					0	0
Debt service coverage ratio	1.1	1.2
Debt service coverage ratio next year														1.1
Debt service coverage ratio after next year		1.2
Debt service leverage ratio															65.00%
Minimum liquidity														50,000,000																								25,000,000
Percentage of hedge of outstanding and available balance against floating interest rate		75.00%
Debt instrument, interest rate																																		8.25%	8.25%				7.25%
Debt instrument, maturity year																																		2015					2017
Long-term debt, non current		2,034,958,000	1,456,250,000																				300,000,000	350,000,000	325,000,000	387,500,000	287,500,000	331,250,000	325,000,000	387,500,000				300,000,000	300,000,000				500,000,000	497,500,000
Senior unsecured debt, interest payment month and day																																				--02-23	--08-23					--06-01	--12-01
Notice period to exercise early repayment option																																			60 days
Percentage of par value to exercise an early repayment of senior unsecured debt																																			101.00%					100.00%
Percentage of dividend in excess of consolidated net income																																			50.00%
Minimum equity ratio																																						35.00%
Outstanding secured and unsecured borrowings																																			475,000,000
Percentage of par value to exercise an early repayment of enior unsecured note																																							99.483%
Debt instrument, redemption date earliest																																								Dec. 01, 2015
Redemption percentage prior to December 1, 2015																																												35.00%	10.00%
Percentage of par value to exercise an early repayment of senior unsecured note plus accrued and unpaid interest																																												107.25%	103.00%
Letter of credit amount				99,800,000	109,500,000		94,500,000	14,884,342,426.0		109,700,000	17,280,837,923.0
Restricted cash deposit obligations				50,000,000	99,000,000	10,700,000			12,300,000
Cash collateral release		$ 126,000,000
Percentage of equivalent of outstanding balances												2.50%